Derivative Instruments - Summary of Financial Liabilities (Detail) - Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member] ₨ in Millions	Mar. 31, 2021 INR (₨)
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	₨ 1,070
Derivative Instruments [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	₨ 1,070